Restricted Capital Interests Valuation Assumptions (Detail) - $ / shares	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)			6 years 6 months
Expected volatility			28.01%
Risk-free rate			2.27%
Expected dividends			0.00%	0.00%
2014 Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years	6 years 1 month 17 days	6 years 6 months	4 years 6 months 7 days
Expected volatility	46.58%	46.58%	46.58%	42.00%
Risk-free rate	2.13%	2.13%	2.13%	1.48%
Expected dividends			0.00%	0.00%
Weighted average grant date fair-value			$ 4.77
Weighted average fair-value at end of period of all Restricted Capital Interests issued under the 2014 Plan	$ 4.77	$ 4.77	$ 4.77	$ 13.43